INVESTMENTS - Sensitivity analysis (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of associates [line items]
Assets	$ 462,854	$ 425,797
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.100)
Assets	$ 3,000
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.050)
Assets	$ 4,800
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 6,100
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.050
Assets	$ 7,100
Revenue level | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.100
Assets	$ 7,900
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.020)
Assets	$ 6,900
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.010)
Assets	$ 6,500
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 6,100
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.010
Assets	$ 5,700
Discount rate | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.020
Assets	$ 5,400
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.050)
Assets	$ 4,300
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.025)
Assets	$ 5,300
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 6,100
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.025
Assets	$ 6,800
EBITDA margin | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.050
Assets	$ 7,300
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(2)
Assets	$ 6,900
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(1)
Assets	$ 6,500
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 6,100
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	1
Assets	$ 5,800
Time to maturity | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	2
Assets	$ 5,500
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input One
Disclosure of associates [line items]
Significant unobservable input, assets	(0.100)
Assets	$ 6,800
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Two
Disclosure of associates [line items]
Significant unobservable input, assets	(0.050)
Assets	$ 6,400
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Three
Disclosure of associates [line items]
Assets	$ 6,100
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Four
Disclosure of associates [line items]
Significant unobservable input, assets	0.050
Assets	$ 5,800
Volatility | Preference shares | BioConnection Investments B.V. | At fair value | Sensitivity Input Five
Disclosure of associates [line items]
Significant unobservable input, assets	0.100
Assets	$ 5,400